Risk Management and Derivative Instruments - Unrealized and Realized Gains and Losses Related to Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	$ (492,254)	$ (26,133)	$ (24,405)
Interest expense, net	83,550	44,302	24,955
Commodity derivative contracts [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	(492,254)	(26,133)	(24,405)
Interest rate derivatives [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Interest expense, net	$ (151)	$ (548)	$ 4,839